STOCK WARRANTS AND STOCK OPTIONS (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2019
Volatility	120.00%		180.00%
Risk free interest rate	0.05%		0.13%
Minimum [Member]
Exercise Price	$ 2.50	$ 0.26
Volatility	44.00%	153.00%
Maximum [Member]
Exercise Price	$ 3.58	$ 3.30
Volatility	185.00%	171.00%
Warrants [Member]
Dividend yield	0.00%	0.00%		0.00%
Exercise Price		$ 0.50
Volatility		153.00%
Life of warrants		5 years	5 years
Risk free interest rate		0.29%
Warrants [Member] | Minimum [Member]
Exercise Price	$ 2.00		$ 0.50		$ 0.1330
Volatility	120.00%		153.00%	134.00%
Life of warrants	2 years			13 days
Risk free interest rate	0.14%		0.19%	1.69%
Warrants [Member] | Maximum [Member]
Exercise Price	$ 3.00		$ 2.00		$ 1.0394
Volatility	158.00%		154.00%	167.00%
Life of warrants	5 years			5 years
Risk free interest rate	0.98%		0.29%	2.40%